Commitment and Contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Summary of future minimum lease payments required under the operating leases as follows
The following is a schedule by years of future minimum lease payments required under the operating leases that have initial or noncancelable lease terms in excess of one year as of March 31, 2021.

Fiscal year ending March 31:
2022	$4,113
2023	4,559
2024	4,269
2025	3,798
2026	3,899
Thereafter	6,459

Total minimum lease payments	$27,097